Organization, Principal Activities and Management’s Plans (Details) - USD ($)			12 Months Ended
	May 09, 2025	Jan. 23, 2025	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Jan. 06, 2022
Organization, Principal Activities and Management’s Plans (Details) [Line Items]
Authorized share capital							500,000,000
Shares of par value (in Dollars per share)							$ 0.0001
Aggregate ordinary shares		1,250,000
Ordinary shares par value (in Dollars per share)			$ 0.0001
Ordinary shares, authorized	483,750,000
Cash (in Dollars)			$ 572,807	$ 407,031
Working capital (in Dollars)			6,700,000
Net cash used in operating activities (in Dollars)			(3,455,557)	(362,322)	$ 1,584,246
Liquidity and Capital Resources [Member]
Organization, Principal Activities and Management’s Plans (Details) [Line Items]
Net cash used in operating activities (in Dollars)			3,500,000	$ 400,000
Company share value issued in equity financing (in Dollars)			$ 8,000,000
Class A Ordinary Shares [Member]
Organization, Principal Activities and Management’s Plans (Details) [Line Items]
Ordinary shares par value (in Dollars per share)			$ 0.0001	$ 0.0001
Ordinary shares, issued			11,250,000	10,000,000
Ordinary shares, outstanding			11,250,000	10,000,000
Common stock voting rights	each having one vote per share		each having 1 vote per share
Ordinary shares, authorized			495,000,000	495,000,000
Class B Ordinary Shares [Member]
Organization, Principal Activities and Management’s Plans (Details) [Line Items]
Ordinary shares par value (in Dollars per share)			$ 0.0001	$ 0.0001
Ordinary shares, issued			5,000,000	5,000,000
Ordinary shares, outstanding			5,000,000	5,000,000
Common stock voting rights	each having twenty votes per share		each having 20 vote per share
Ordinary shares, authorized			5,000,000	5,000,000
Over-Allotment Option [Member]
Organization, Principal Activities and Management’s Plans (Details) [Line Items]
Additional ordinary shares		187,500
Underwriting [Member]
Organization, Principal Activities and Management’s Plans (Details) [Line Items]
Gross proceed (in Dollars)		$ 5,000,000
Mr. Dingxin Sun [Member]
Organization, Principal Activities and Management’s Plans (Details) [Line Items]
Equity interest, percentage			92.47%
Yantai Xinxing Investment Center [Member]
Organization, Principal Activities and Management’s Plans (Details) [Line Items]
Equity interest, percentage			7.43%
Chaofu Chen [Member]
Organization, Principal Activities and Management’s Plans (Details) [Line Items]
Equity interest, percentage			0.10%
Common Stock [Member]
Organization, Principal Activities and Management’s Plans (Details) [Line Items]
Shares of par value (in Dollars per share)		$ 4
Ordinary shares par value (in Dollars per share)		$ 0.0001
Common Stock [Member] | Class A Ordinary Shares [Member]
Organization, Principal Activities and Management’s Plans (Details) [Line Items]
Ordinary shares par value (in Dollars per share)	$ 0.0001
Ordinary shares, issued	16,250,000
Ordinary shares, outstanding	16,250,000		11,250,000	10,000,000	10,000,000	10,000,000
Common Stock [Member] | Class B Ordinary Shares [Member]
Organization, Principal Activities and Management’s Plans (Details) [Line Items]
Ordinary shares par value (in Dollars per share)	$ 0.0001
Ordinary shares, outstanding			5,000,000	5,000,000	5,000,000	5,000,000
Ordinary shares, authorized	5,000,000